Supplementary Financial Statement Information - Other Non-current Assets (Details6) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Assets, Noncurrent [Abstract]
Investments in affiliates	$ 77.5	$ 76.7
Other Assets, Miscellaneous, Noncurrent	33.3	35.4
Other non-current assets	110.8	112.1
Investment [Line Items]
Proceeds from AFSG Holdings, Inc. distribution	0.0	0.0	$ 14.0
Impairment of AFSG investment	$ 0.0	$ 0.0	41.6
AFSG Holdings Inc [Member]
Investment [Line Items]
Proceeds from AFSG Holdings, Inc. distribution			14.0
Impairment of AFSG investment			$ 41.6
Impairment Effect on Earnings Per Share, Pretax			$ 0.23